Transamerica International Equity

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 3.3%
BHP Group Ltd.	276,600	$ 6,976,962
Macquarie Group Ltd.	270,900	37,844,528
Santos Ltd.	9,308,600	47,079,690
Sonic Healthcare Ltd.	1,790,000	31,760,983
Whitehaven Coal Ltd.	4,697,100	19,439,727
		143,101,890
Belgium - 2.3%
Anheuser-Busch InBev SA	716,100	42,004,745
KBC Group NV (A)	531,300	55,635,857
		97,640,602
Canada - 1.1%
Canadian National Railway Co.	258,100	24,100,013
CCL Industries, Inc., Class B	431,700	24,130,460
		48,230,473
Denmark - 0.5%
Novo Nordisk AS, Class B	236,400	11,366,862
Rockwool AS, B Shares	191,900	8,402,730
		19,769,592
France - 11.7%
Accor SA	941,700	47,994,652
Amundi SA (B)	399,600	29,664,316
Capgemini SE	332,052	49,602,927
Cie de Saint-Gobain SA	368,037	42,126,364
Edenred SE	903,200	25,891,972
FDJ UNITED	207,700	6,489,803
Rexel SA	422,117	12,804,110
Sanofi SA	456,801	41,099,375
Societe Generale SA	1,459,600	93,212,278
Sodexo SA	419,000	25,007,903
Teleperformance SE	231,600	22,655,950
TotalEnergies SE	685,200	40,677,033
Veolia Environnement SA	2,035,623	68,994,641
		506,221,324
Germany - 11.9%
Allianz SE	93,802	37,166,646
BASF SE	478,500	23,568,120
CTS Eventim AG & Co. KGaA	97,100	10,997,939
Deutsche Boerse AG	126,882	36,793,088
Deutsche Post AG	956,101	43,043,972
Heidelberg Materials AG	289,342	66,864,880
Infineon Technologies AG	1,360,327	53,767,528
K&S AG	350,300	5,308,842
Merck KGaA	337,100	42,432,227
SAP SE	294,047	84,160,023
Siemens AG	274,495	70,450,723
Zalando SE (B)(C)	1,284,300	37,696,325
		512,250,313
Hong Kong - 3.3%
AIA Group Ltd.	5,873,600	54,920,031
CK Asset Holdings Ltd.	5,224,300	23,991,849
	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Hutchison Holdings Ltd.	8,899,100	$ 58,269,266
SITC International Holdings Co. Ltd.	1,826,200	5,920,610
		143,101,756
Ireland - 4.7%
AerCap Holdings NV	500,149	53,640,980
AIB Group PLC	7,283,021	57,764,089
DCC PLC	662,631	41,654,927
Ryanair Holdings PLC	601,300	17,779,526
Smurfit WestRock PLC	730,915	32,438,008
		203,277,530
Israel - 0.8%
Check Point Software Technologies Ltd. (C)	189,100	35,210,420
Italy - 0.2%
Prysmian SpA	117,266	9,418,526
Japan - 19.1%
Canon, Inc. (A)	1,026,800	29,278,780
Daikin Industries Ltd.	134,000	16,550,066
FANUC Corp.	1,162,300	32,918,988
Fujitsu Ltd.	2,770,300	60,715,129
Hitachi Ltd.	3,100,700	96,578,169
Kyocera Corp.	1,376,800	16,452,212
Nintendo Co. Ltd.	292,500	24,614,224
Olympus Corp.	2,891,600	34,735,633
ORIX Corp.	2,783,900	62,766,976
Panasonic Holdings Corp.	3,376,000	32,248,860
Rakuten Group, Inc. (C)	6,223,200	31,858,822
Renesas Electronics Corp.	2,382,700	29,483,543
SBI Holdings, Inc.	1,766,100	66,310,731
Seven & i Holdings Co. Ltd.	4,312,200	57,105,195
Sony Group Corp.	4,060,000	99,130,769
Sumitomo Mitsui Financial Group, Inc.	3,379,400	86,389,834
Toyota Industries Corp.	463,600	50,033,753
		827,171,684
Luxembourg - 2.7%
ArcelorMittal SA	1,229,635	38,617,683
Eurofins Scientific SE	646,000	49,629,304
Tenaris SA	1,730,700	30,495,141
		118,742,128
Netherlands - 5.0%
ASML Holding NV	90,400	63,250,113
EXOR NV	135,300	13,085,763
Heineken Holding NV	476,085	32,272,492
ING Groep NV, Series N	2,000,300	46,773,369
Koninklijke Philips NV	390,422	10,292,191
Prosus NV	839,200	48,114,577
		213,788,505
Norway - 2.2%
Aker BP ASA	1,501,399	36,348,880
DNB Bank ASA	2,247,300	57,015,562
		93,364,442
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 1.4%
Samsung Electronics Co. Ltd.	1,134,919	$ 58,431,797
Singapore - 1.7%
DBS Group Holdings Ltd.	2,019,820	74,529,865
Sweden - 2.5%
Boliden AB (C)	612,700	18,833,050
Essity AB, Class B	1,630,600	40,226,769
Skandinaviska Enskilda Banken AB, Class A	2,797,700	48,984,935
		108,044,754
Switzerland - 6.8%
Cie Financiere Richemont SA, Class A	228,900	37,593,425
Glencore PLC (C)	7,757,600	31,221,860
Julius Baer Group Ltd. (A)	515,154	35,022,227
Nestle SA	763,264	66,812,029
Novartis AG	303,415	35,184,560
Roche Holding AG	275,661	87,254,470
		293,088,571
United Kingdom - 15.3%
Ashtead Group PLC	493,100	33,068,567
Aviva PLC	4,099,312	35,113,619
Barratt Redrow PLC	3,112,242	15,376,190
BP PLC	9,486,600	50,709,009
Bunzl PLC	553,548	16,477,711
CNH Industrial NV	1,498,400	19,419,264
GSK PLC	2,155,580	40,367,146
Inchcape PLC	2,866,196	26,572,393
Informa PLC	1,815,051	20,811,160
Kingfisher PLC	5,014,900	17,915,017
Legal & General Group PLC	14,299,200	48,494,718
Lloyds Banking Group PLC	67,789,954	69,651,843
Pearson PLC	1,436,077	20,340,550
Persimmon PLC	1,142,600	17,277,758
Reckitt Benckiser Group PLC	652,300	48,862,004
	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Shell PLC	1,588,500	$ 56,872,774
Smith & Nephew PLC	1,274,400	19,565,295
Tesco PLC	9,092,732	51,083,371
Unilever PLC	638,714	37,182,252
Wise PLC, Class A (C)	1,328,100	17,802,643
		662,963,284
United States - 0.7%
Linde PLC	68,200	31,389,732
Total Common Stocks (Cost $3,057,072,251)		4,199,737,188
PREFERRED STOCK - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA
3.03% (D)	391,090	30,161,745
Total Preferred Stock (Cost $30,144,638)		30,161,745

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.80% (D), dated 07/31/2025, to be repurchased at $70,595,501 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $72,003,977.	$ 70,591,971	70,591,971
Total Repurchase Agreement (Cost $70,591,971)		70,591,971
Total Investments (Cost $3,157,808,860)		4,300,490,904
Net Other Assets (Liabilities) - 0.5%		19,779,907
Net Assets - 100.0%		$ 4,320,270,811
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.7%	$589,957,632
Industrial Conglomerates	6.2	266,953,085
Pharmaceuticals	6.0	257,704,640
Oil, Gas & Consumable Fuels	5.8	251,127,113
Capital Markets	4.8	205,634,890
Insurance	4.1	175,695,014
Household Durables	3.8	164,033,577
Semiconductors & Semiconductor Equipment	3.4	146,501,184
Financial Services	2.8	119,547,354
Software	2.8	119,370,443
Household Products	2.8	119,250,518
Trading Companies & Distributors	2.7	115,991,368
IT Services	2.6	110,318,056
Consumer Staples Distribution & Retail	2.5	108,188,566
Machinery	2.4	102,372,005
Metals & Mining	2.2	95,649,555
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Technology Hardware, Storage & Peripherals	2.0%	$87,710,577
Broadline Retail	1.9	79,973,399
Hotels, Restaurants & Leisure	1.8	79,492,358
Beverages	1.7	74,277,237
Multi-Utilities	1.6	68,994,641
Building Products	1.6	67,079,160
Construction Materials	1.6	66,864,880
Food Products	1.5	66,812,029
Health Care Equipment & Supplies	1.5	64,593,119
Chemicals	1.4	60,266,694
Containers & Packaging	1.3	56,568,468
Specialty Retail	1.3	55,611,342
Life Sciences Tools & Services	1.2	49,629,304
Air Freight & Logistics	1.0	43,043,972
Textiles, Apparel & Luxury Goods	0.9	37,593,425
Personal Care Products	0.9	37,182,252
Entertainment	0.8	35,612,163
Health Care Providers & Services	0.7	31,760,983
Energy Equipment & Services	0.7	30,495,141
Distributors	0.6	26,572,393
Ground Transportation	0.6	24,100,013
Real Estate Management & Development	0.6	23,991,849
Professional Services	0.5	22,655,950
Media	0.5	20,811,160
Diversified Consumer Services	0.5	20,340,550
Passenger Airlines	0.4	17,779,526
Electronic Equipment, Instruments & Components	0.4	16,452,212
Electrical Equipment	0.2	9,418,526
Marine Transportation	0.1	5,920,610
Investments	98.4	4,229,898,933
Short-Term Investments	1.6	70,591,971
Total Investments	100.0%	$ 4,300,490,904
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$220,328,877	$3,979,408,311	$—	$4,199,737,188
Preferred Stock	—	30,161,745	—	30,161,745
Repurchase Agreement	—	70,591,971	—	70,591,971
Total Investments	$220,328,877	$4,080,162,027	$—	$4,300,490,904
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $4,618,019, collateralized by non-cash collateral, such as U.S.
government securities of $4,849,622. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the total value of 144A securities is $67,360,641, representing 1.6% of the Fund's net assets.

(C)	Non-income producing security.
(D)	Rate disclosed reflects the yield at July 31, 2025.
Transamerica Funds

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Equity (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds